Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Risk Management
Schedule of the gearing ratio

	As of December 31,
	2022	2023
Borrowings, current portion	294,977	107,917
Borrowings, non-current portion	3,004,767	2,944,987
Lease liabilities, current portion	48,548	70,979
Lease liabilities, non-current portion	287,828	312,446
Derivative financial instruments, current liability	2,834	11,202
Derivative financial instruments, non-current liability	5,498	—
Derivative financial instruments, current assets	(25,383)	(1,675)
Derivative financial instruments, non-current assets	(13,225)	(418)
Total debt	3,605,844	3,445,438
Total equity	1,721,778	1,386,399
Total debt and equity	5,327,622	4,831,837
Gearing ratio	67.7%	71.3%